Annual Total Returns[BarChart] - Thrivent Partner Healthcare Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.79%)	20.68%	31.09%	24.23%	4.61%	(16.01%)	19.42%	8.32%	25.85%	18.80%